UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - $ / shares	Sep. 30, 2016	Sep. 30, 2015
Statement of Stockholders' Equity
Dividend per share	$ 0.38	$ 0.32